Long-term debt (Tables)	6 Months Ended
Jun. 30, 2011
Long-term debt
Long-term debt

	Current liabilities		Non-current liabilities
	June 30,2011	December 31, 2010	June 30,2011	December 31, 2010
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	1,041	2,384	2,937	2,530
Others	13	18	271	217
Fixed Rate Notes
US dollars	405	—	9,833	10,242
EUR	—	—	1,089	1,003
Perpetual notes	—	—	78	78
Accrued charges	211	233	—	—
	1,670	2,635	14,208	14,070
Brazilian debt
General Price Index-Market (IGP-M)	112	76	4,233	3,891
Basket of currencies	2	1	212	125
Non-convertible debentures	—	—	2,974	2,767
Accrued charges	116	110	—	—
	248	188	8,227	7,521
Total	1,918	2,823	22,435	21,591

Maturities of Long-term Debt
The long-term portion at June 30, 2011 was as follows (unaudited):
2012	571
2013	3,548
2014	1,256
2015	852
2016	15,718
No due date	490
22,435

Annual interest rates on long-term debt

At June 30, 2011 annual interest rates on long-term debt were as follows (unaudited):

Up to 3%	4,845
3.1% to 5% (*)	2,313
5.1% to 7%	9,426
7.1% to 9% (**)	2,933
9.1% to 11% (**)	165
Over 11% (**)	4,591
Variable	80
24,353

(*) Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4,71% per year in US dollars.

(**) Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations we, have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 6,908 of which US$ 5,981 has an original interest rate above 7,1% per year. The average cost after taking into account the derivative transactions is 3,29% per year in US dollars.

Non-convertible debentures in Brazilian Reais denominated

	Quantity as of June 30, 2011				Balance
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	June 30, 2011 (Unaudited)	December 31, 2010

2nd Series	400,000	400,000	November-2013	100% CDI + 0.25%	2,596	2,429
Tranche “B”	5	5	No due date	6.5% p.a + IGP-DI	412	367
					3,008	2,796

Long-term portion					2,974	2,767
Accrued chages					33	29
					3,008	2,796

Indexation rates applied to debt

	(Unaudited)
	Three-month period ended			Six-month period ended
	June 30, 2011	March 31, 2011	June 30, 2010	June 30, 2011	June 30, 2010

TJLP - Long-Term Interest Rate (effective rate)	1.5	(4.5)	1.5	3.0	3.0
IGP-M - General Price Index - Market	0.7	2.4	2.8	3.1	5.7
Appreciation (devaluation) of Real against US dollar	4.2	2.3	(1.1)	6.5	(3.3)